GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES	12 Months Ended
Dec. 31, 2013
Gmdb Gmib And No Lapse Guarantee Features [Abstract]
GMDB GMIB AND NO LAPSE GUARANTEE FEATURES

6)       GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts - GMDB and GMIB

MLOA has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

  Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

  Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

  Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

  Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2011	$6	$2	$8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2011	7	2	9
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2012	8	2	10
Paid guarantee benefits	(3)	0	(3)
Other changes in reserve	0	0	0
Balance at December 31, 2013	$5	$2	$7

Related GMDB reinsurance ceded amounts were:

GMDB

(In Millions)

Balance at January 1, 2011	$3
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2011	4
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2012	5
Paid guarantee benefits	(1)
Other changes in reserve	1
Balance at December 31, 2013	$5

The GMIB reinsurance contracts through September 30, 2013 were considered derivatives and were reported at fair value. As a result of the Reinsurance agreement with Protective Life, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective Life. As a result, MLOA's GMIB reinsurance contracts are no longer considered an embedded derivative and the ceded reserve is calculated on the same basis as the gross reserve. At December 31, 2013 the GMIB reinsurance ceded liability amount totaled $2 million.

The December 31, 2013 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return
	of
	Premium	Ratchet	Roll-Up		Combo		Total

	(Dollars In Millions)

GMDB:
Account values invested in:
General Account	$119	$192	$	N/A		$30	$341
Separate Accounts	$321	$407	$	N/A		$62	$790
Net amount at risk, gross	$2	$33	$	N/A		$11	$46
Net amount at risk, net of
amounts reinsured	$0	$0	$	N/A		$0	$0
Average attained age
of contractholders	66.2	66.9		N/A		67.0	66.6
Percentage of contractholders
over age 70	26.8%	27.5%		N/A		26.7%	27.2%
Contractually specified
interest rates	N/A	N/A		N/A		5.0%	5.0%

GMIB:
Account values invested in:
General Account	N/A	N/A		$30	$	N/A	$30
Separate Accounts	N/A	N/A		$61	$	N/A	$61
Net amount at risk, gross	N/A	N/A		$2	$	N/A	$2
Net amount at risk, net of
amounts reinsured	N/A	N/A		$0	$	N/A	$0
Weighted average years
remaining until annuitization	N/A	N/A		1.5		N/A	1.5
Contractually specified
interest rates	N/A	N/A		5.0%		N/A	5.0%

The liabilities for MSO and IUL features, not included above, was $14 million at December 31, 2013, which are accounted for as embedded derivatives. The liabilities for MSO and IUL reflect the present value of expected future payments assuming the segments are held to maturity.

  Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2013	2012

	(In Millions)
GMDB:
Equity	$696	$643
Fixed income	57	73
Balanced	16	15
Other	21	28
Total	$790	$759

GMIB:
Equity	$52	$47
Fixed income	8	9
Other	1	3
Total	$61	$59

C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2013 and 2012, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.